UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
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Address            711 Fifth Avenue
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                   New York, New York 10022
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Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        February 13, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     1

Form 13F Information Table Entry Total:                               21

Form 13F Information Table Value Total:                     $320,352,359
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated

     Explanatory Note: Certain 13(f) securities previously reported by Allen Holding Inc. by virtue of its relationship with Allen Operations LLC are no longer reported herein and, effective with the period ended December 31, 2006, will be reported separately by Allen Operations LLC.

           ITEM 1              ITEM 2          ITEM 3          ITEM 4         ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION

BERKSHIRE HATHAWAY INC DEL    CL A           084670108     32,997,000          300
CARDICA INC                   COM            14141R101      1,057,946      224,141
COCA COLA CO                  COM            191216100    137,412,140    2,847,920
CONVERA CORP                  CL A           211919105     28,972,433    6,312,077
CONVERA CORP                  CL A           211919105        943,998      205,664
CONVERA CORP                  CL A           211919105      2,295,000      500,000
CONVERA CORP                  CL A           211919105     14,586,313    3,177,846
CONVERA CORP                  CL A           211919105        220,320       48,000
CONVERA CORP                  CL A           211919105      6,816,150    1,485,000
ELECTRO OPTICAL SCIENCES INC  COM            285192100        905,803      125,806
ELECTRO OPTICAL SCIENCES INC  COM            285192100        418,860       58,175
EXPEDIA INC DEL               COM            30212P105        361,255       17,219
EXPEDIA INC DEL               COM            30212P105     33,731,245    1,607,781
EXPEDIA INC DEL               COM            30212P105      1,792,196       85,424
GOOGLE INC                    CL A           38259P508      9,209,600       20,000
IAC INTERACTIVECORP           COM NEW        44919P300        639,858       17,219
IAC INTERACTIVECORP           COM NEW        44919P300     41,165,142    1,107,781
IAC INTERACTIVECORP           COM NEW        44919P300      3,174,356       85,424
MANNKIND CORP                 COM            56400P201      1,472,244       89,281
PRICELINE COM INC             COM NEW        741503403      1,866,508       42,800
PRICELINE COM INC             COM NEW        741503403        313,992        7,200


                                                         -------------
                                                          320,352,359
                                                         =============


           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                      300                 1          300
CARDICA INC                                 224,141                 1      224,141
COCA COLA CO                              2,847,920                 1    2,847,920
CONVERA CORP                  6,312,077                                  6,312,077
CONVERA CORP                                205,664                 1      205,664
CONVERA CORP                                500,000                 1      500,000
CONVERA CORP                              3,177,846                 1    3,177,846
CONVERA CORP                                 48,000                 1       48,000
CONVERA CORP                              1,485,000                 1    1,485,000
ELECTRO OPTICAL SCIENCES INC                125,806                 1      125,806
ELECTRO OPTICAL SCIENCES INC                 58,175                 1       58,175
EXPEDIA INC DEL                  17,219                                     17,219
EXPEDIA INC DEL                           1,607,781                 1    1,607,781
EXPEDIA INC DEL                              85,424                 1       85,424
GOOGLE INC                                   20,000                 1       20,000
IAC INTERACTIVECORP              17,219                                     17,219
IAC INTERACTIVECORP                       1,107,781                 1    1,107,781
IAC INTERACTIVECORP                          85,424                 1       85,424
MANNKIND CORP                                89,281                 1       89,281
PRICELINE COM INC                            42,800                 1       42,800
PRICELINE COM INC                             7,200                 1        7,200

